Supplement to Resource B Prospectus
                   Supplement dated April 29, 2011
           to Prospectus dated May 1, 2002 as supplemented

The disclosure set forth below replaces the information found under the headings "Portfolio Fee Waivers and Expense Reimbursements" and "Portfolio Expenses" found on page 3 of the prospectus and any prior supplements.



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                    ANNUAL PORTFOLIO OPERATING EXPENSES
                  (as a percentage of average net assets)
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The Portfolio Operating Expenses Table shows the annual operating expenses separately for each portfolio (also referred to as the fund) for the fiscal year ended December 31, 2010. The table below shows the Total Annual Portfolio
Operating Expenses and for those portfolios where a contractual agreement to waive or reimburse all or a portion of the portfolio expenses exists, the Net
Total Annual Portfolio Operating Expenses are shown as well. Please see the individual portfolio prospectuses for more detailed information about portfolio expenses.

We have agreements with each of the fund managers that describe the administrative practices and responsibilities of the parties. To the extent it performs services for the fund, Symetra Life may receive an asset based administrative fee from the fund's advisor or distributor. These fees may be up to 0.30% per year and may depend on the amount we have invested in the portfolios. In addition, the funds may make payments to Symetra Life or its affiliates pursuant to a distribution and/or servicing plan adopted by the fund pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such distribution or "12b-1" fees are disclosed in the table below.

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								 Other 				        Net Total
								 Expenses				Annual
								 including    Total       Contractual   Portfolio
							         Acquired     Annual      Expense	Operating
PORTFOLIO EXPENSES		   Management  Distribution      Fund         Portfolio   Waiver or	Expenses (After
(as a percentage of 		      Fees     Service (12b-1)   Expenses     Operating   Other		any acquired
average net assets)			       Fees	                      Expenses 	  Reimburse-	fund fees or
											  ment		reimbursement
													and waiver
	    	    	        									agreements)
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Fidelity VIP Money Market
Portfolio - Service Class 2		0.18%	0.25%		0.08%		0.51%	  -0.08%	0.43%(1)

Pioneer Bond VCT Portfolio - 		0.50%	None		0.24%		0.74%	  -0.12%	0.62%(2)
Class I Shares
Pioneer Fund VCT Portfolio - 		0.65%	None		0.07%		0.72%	    None	0.72%
Class I Shares
Pioneer Growth Opportunities 		0.74%	None		0.14%		0.88%	  -0.02%(3)(4)  0.86%
VCT Portfolio - Class I Shares
Pioneer Mid Cap Value  VCT 		0.65%	None		0.09%		0.74%	    None	0.74%
Portfolio - Class I Shares

DWS Balanced VIP - Class A 		0.37%	None		0.30%		0.67%	    None	0.67%
Shares
DWS International VIP - Class A 	0.79%	None		0.21%		1.00%	    None	1.00%
Shares
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The above portfolio expenses were provided by the Funds.  We have not independently verified the accuracy of the information.

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 (1)	FMR or its affiliates agreed to waive certain fees during the period.

 (2)	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the
	extent required to reduce expenses to 0.62% of the average daily net assets attributable to Class I shares.
	This expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will
	extend the expense limitation beyond such time.  While in effect, the arrangement may be terminated only by
	agreement of the adviser and the Board of Trustees.

 (3)	The portfolio's investment adviser has contractually agreed to limit ordinary operating expenses to the extent
	required to reduce expenses to 0.85% of the average daily net assets attributable to Class I shares.  This
	expense limitation is in effect through May 1, 2012.  There can be no assurance that the adviser will extend
	the expense limitation beyond such time.  While in effect, the arrangement may be terminated only by agreement
	of the adviser and the Board of Trustees.

 (4)	Total annual portfolio operating expenses in the table, before and after fee waiver and expense reimbursement,
	may be higher than the corresponding ratios of expenses to average net assets shown in the "Financial Highlights"
	section, which do not include acquired fund fees and expenses.


Explanation of Examples Table

The purpose of the Examples Table is to show the various expenses you will incur directly and indirectly by investing in the certificate.  Changes to the portfolio expenses affect the results of the expense examples in your Prospectus and any previous supplements.  Although we have chosen not to update the examples here, they still generally show how expenses and charges affect your certificate value.

You may request free copies of the Symetra Life Insurance Company financial statements by calling us at 1-800-796-3872 or by visiting our website at www.symetra.com.




